Acquisitions - Narrative (Details) - Marketwise, LLC - USD ($) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 21, 2021	Jan. 05, 2020	May 06, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired	$ 7,139					$ 7,139	$ 0	$ 0	$ 1,483	$ 0
Amortization of intangible assets				$ 582	$ 524	1,223	$ 1,046	2,102	1,710	$ 1,721
Amortization of acquired intangible assets				206		362
TradeSmith
Business Acquisition [Line Items]
Percentage of interests acquired		25.00%
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage		100.00%
Total consideration, up to		$ 9,164
Business acquisition, transaction costs				$ 164		$ 164		$ 164	443
Gold Stock Analyst
Business Acquisition [Line Items]
Percentage of interests acquired			100.00%
Amortization of intangible assets									$ 77
Total consideration, up to			$ 1,483
Gold Stock Analyst | Tradenames
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (years)		8 years 6 months
Gold Stock Analyst | Customer relationships
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (years)		6 years
Chaikin Holdings LLC.
Business Acquisition [Line Items]
Percentage of interests acquired	90.00%
Total consideration, up to	$ 8,100
Chaikin Holdings LLC. | Tradenames
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (years)	8 years 6 months
Chaikin Holdings LLC. | Customer relationships
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (years)	6 years